Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of Warrant Liability
	As of December 31
	2024	2023
Public warrants	$840	$2,600
Private warrants [1]	127	439
	$967	$3,039

[1]	Private warrants include 2,875,000 warrants held by the former SPAC sponsors deposited in an escrow account.

Schedule of Public Warrants	Public warrants
	2024	2023
As of January 1	$2,600	$9,200
Fair value remeasurement	(1,760)	(6,600)
As of December 31	$840	$2,600

Schedule of Private Warrants	Private warrants
	2024	2023
As of January 1	$439	$1,716
Fair value remeasurement	(312)	(1,277)
As of December 31	$127	$439